SIGNIFICANT TRANSACTIONS - Acquisition of ISP Shtorm LLC Narrative (Details) - USD ($) $ in Millions		1 Months Ended
	Feb. 26, 2026	Jun. 30, 2026	May 26, 2026
ISP Shtorm LLC | Kyivstar Group Ltd.
Investments in subsidiaries
Percentage of voting equity interests acquired	100.00%
Purchase consideration	$ 10
Cash paid	7
Fair value of contingent consideration	(3)
Fair value of identifiable net assets	4
Goodwill	6
Profit (loss) of acquiree since acquisition date	1
Revenue of acquiree since acquisition date	$ 1
Solar Portfolio
Investments in subsidiaries
Percentage of voting equity interests acquired			100.00%
Profit (loss) of acquiree since acquisition date		$ 1
Revenue of acquiree since acquisition date		$ 2
Solar Portfolio | Kyivstar Group Ltd.
Investments in subsidiaries
Purchase consideration			$ 70
Fair value of identifiable net assets			$ 51